Short Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of short term loans
	As of
	December 31, 2019	December 31, 2018
Collateralized bank loans	$16,144,892	$7,766,057
Guaranteed bank loans	716,723	11,854,528
Total	$16,861,615	$19,620,585

Schedule of short term loans

Maturity Date	Type	Bank Name	Interest Rate per Annum (%)	December 31, 2019
Nov.26, 2020	Operating Loans	Agricultural bank of PRC	4.57	$5,848,455
Dec.24, 2020	Operating Loans	Agricultural bank of PRC	4.70	$6,999,513
Dec.16, 2020	Operating Loans	Rural commercial bank of XinChang	5.45	$2,150,168
Dec.16, 2020	Operating Loans	Rural commercial bank of XinChang	4.40	$1,146,756
Dec.16, 2020	Operating Loans	Rural commercial bank of XinChang	4.80	$716,723
Total				$16,861,615

Maturity Date	Type	Bank Name	Interest Rate per Annum (%)	December 31, 2018
Jul.04, 2019	Operating Loans	Bank of Communications	4.79	$1,165,636
Mar.05, 2019	Operating Loans	Agricultural bank of PRC	5.00	$2,185,569
Mar.07, 2019	Operating Loans	Agricultural bank of PRC	5.00	$2,914,093
Mar.12, 2019	Operating Loans	Agricultural bank of PRC	5.00	$2,185,569
Nov.08, 2019	Operating Loans	Agricultural bank of PRC	4.57	$1,602,751
Nov.12, 2019	Operating Loans	Agricultural bank of PRC	4.57	$1,282,201
Nov.20, 2019	Operating Loans	Agricultural bank of PRC	4.57	$1,311,342
Nov.26, 2019	Operating Loans	Agricultural bank of PRC	4.79	$489,568
Dec.04, 2019	Operating Loans	Agricultural bank of PRC	4.57	$3,569,763
Apr.001, 2020	Operating Loans	Bank of Hangzhou	5.66	$2,914,093
Total				$19,620,585